Comprehensive Income (Loss) (Notes)	12 Months Ended
Dec. 31, 2017
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Comprehensive Income (Loss)
Comprehensive Income (Loss)

Other comprehensive income (loss), net of tax, information is presented below:

	2017	2016	2015
Foreign currency translation
Balance at beginning of period	$(3.6)	$(2.1)	$1.0
Other comprehensive income (loss)—foreign currency translation gain (loss)	4.7	(1.5)	(3.1)
Balance at end of period	$1.1	$(3.6)	$(2.1)
Cash flow hedges
Balance at beginning of period	$39.9	$(44.8)	$(34.5)
Other comprehensive income (loss):
Gains (losses) arising in period	(11.5)	56.1	(64.2)
Income tax expense (benefit)	—	6.2	(25.2)
Gains (losses) arising in period, net of tax	(11.5)	49.9	(39.0)
Reclassification of losses (gains) to net income (loss) (a)	(6.1)	39.1	47.7
Income tax (expense) benefit (c)	—	4.3	19.0
Net amount of reclassification of losses (gains) to net income (loss)	(6.1)	34.8	28.7
Total other comprehensive income (loss), net of tax	(17.6)	84.7	(10.3)
Balance at end of period	$22.3	$39.9	$(44.8)
Unrealized holding gains on securities
Balance at beginning of period	$—	$—	$0.4
Reclassification of gains (losses) to net income (loss)—income tax benefit (c)	—	—	0.4
Total other comprehensive income (loss), net of tax	—	—	(0.4)
Balance at end of period	$—	$—	$—
Pension and OPEB plans
Balance at beginning of period	$(125.0)	$(166.4)	$(188.9)
Other comprehensive income (loss):
Prior service credit (cost) arising in period	4.7	(8.3)	(7.7)
Gains (losses) arising in period	94.2	11.6	(60.8)
Subtotal	98.9	3.3	(68.5)
Income tax expense (benefit) (c)	—	0.4	(26.0)
Gains (losses) arising in period, net of tax	98.9	2.9	(42.5)
Reclassification to net income (loss):
Prior service costs (credits) (b)	(53.8)	(54.8)	(60.2)
Actuarial (gains) losses (b)	6.3	97.9	165.0
Subtotal	(47.5)	43.1	104.8
Income tax (expense) benefit (c)	—	4.6	39.8
Amount of reclassification to net income (loss), net of tax	(47.5)	38.5	65.0
Total other comprehensive income (loss), net of tax	51.4	41.4	22.5
Balance at end of period	$(73.6)	$(125.0)	$(166.4)

(a)	Included in cost of products sold

(b)	Included in pension and OPEB expense (income)

(c)	Included in income tax expense (benefit)